Income Tax And Social Contribution - Summary of Tax Effective Rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Tax Effective Rate [Line Items]
Profit (loss) before income taxes	R$ 269,385	R$ 271,814	R$ 257,842
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ (91,591)	R$ (92,417)	R$ (87,666)
Reconciliation adjustments:
Expenses not detuctible	(880)	(214)	(392)
Tax benefits	190	282	825
Share based payments	(516)	(297)	(371)
Unrecognised tax loss credits	(2,055)	0	0
Effect of presumed profit of subsidiaries and offshore subsidiaries	44,833	40,220	38,279
Other additions (exclusions), net	93	13	98
Income taxes expenses	(49,926)	(52,413)	(49,227)
Current	(58,566)	(53,144)	(56,770)
Deferred	R$ 8,640	R$ 731	R$ 7,543
Effective rate	19.00%	19.00%	19.00%